TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of movements in the allowance for doubtful accounts
Movements in the allowance for doubtful accounts in the three years ended December 31, 2017 may be summarized as follows;

(in thousands of $)
Balance at December 31, 2014	494
Additions charged to income	1,184
Balance at December 31, 2015	1,678
Additions charged to income	4,492
Balance at December 31, 2016	6,170
Deductions credited to income	(172)
Balance at December 31, 2017	5,998